Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the "tender offer provision").

On April 12, 2021, the SEC released a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the "SEC Staff Statement"). Specifically, the SEC Staff Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement governing our warrants. Following the SEC Staff Statement, the Company's management further evaluated the warrants under Accounting Standards Codification ("ASC") Subtopic 815-40, Contracts in Entity's Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer's common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer's common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. The Company's Private Placement Warrants are not indexed to the Company's common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, the tender offer provision included in the warrant agreement fails the "classified in shareholders' equity" criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company's operating results for the current period.

The Company's accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company's previously reported operating expenses or cash.

The impact of the restatement on the Company's financial statements for each respective period is presented below.

Balance Sheet as of December 13, 2019	As Reported	Period Adjustment	As Restated
Warrant Liability	$—	$7,770,452	$7,770,452
Class A common stock subject to possible redemption	65,534,560	(7,770,452)	57,764,108
Class A common stock	45	77	122
Additional paid-in capital	$5,045,959	$169,544	$5,215,503
Accumulated deficit	$(46,207)	$(169,621)	$(215,828)
Total Stockholders' Equity	$5,000,005	$—	$5,000,005

Number of shares subject to possible redemption	6,553,456	(777,045)	5,776,411

Balance Sheet as of December 31, 2019
Warrant Liability	$—	$9,078,166	$9,078,166
Class A common stock subject to possible redemption	76,013,369	(9,078,166)	66,935,203
Class A common stock	45	91	136
Additional paid-in capital	$5,067,150	$466,851)	$5,534,001
Retained earnings	$(67,402)	$(466,942)	$(534,344)
Total Stockholders' Equity	$5,000,001	$—	$5,000,001

Number of shares subject to possible redemption	7,597,922	(1,606,227)	6,690,513

Statement of Operations for the year ended December 31, 2019
Transaction costs allocable to warrant liabilities	$—	$(187,916)	$(187,916)
Change in fair value of warrant liabilities	$—	$(279,026)	$(279,026)
Net loss	$(67,402)	$(466,942)	$(534,344)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,311,789	(851,339)	6,460,450
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00	$—	$0.00
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	1,942,559	170,268	2,112,827
Basic and diluted net loss per share, Non-redeemable ordinary shares	(0.05)	(0.22)	(0.27)

Statement of Cash Flows for the year ended December 31, 2019
Transaction costs allocable to warrant liabilities	$—	$(187,916)	$(187,916)
Change in fair value of warrant liabilities	$—	$(279,026)	$(279,026)
Net loss	$(67,402)	$(466,942)	$(534,344)
Initial classification of Class A ordinary shares subject to possible redemption	76,034,560	(8,799,140)	67,235,420
Change in value of Class A ordinary shares subject to possible redemption	(21,191)	(279,026)	(300,217)

Balance Sheet as of March 31, 2020	As Reported	Period Adjustment	As Restated
Warrant Liability	$—	$4,708,529	$4,708,529
Class A common stock subject to possible redemption	76,385,530	(4,708,529)	71,677,001
Class A common stock	46	47	93
Additional paid-in capital	$4,694,988	$(3,902,742)	$792,246
Retained earnings	$304,767	$3,902,695	$4,207,462
Total Stockholders' Equity	$5,000,009	$—	$5,000,009

Number of shares subject to possible redemption	7,588,057	(467,740)	7,120,317

Balance Sheet as of June 30, 2020
Warrant Liability	$—	$5,152,605	$5,152,605
Class A common stock subject to possible redemption	76,279,468	(5,152,605)	71,126,863
Class A common stock	47	52	99
Additional paid-in capital	$4,801,049	$(3,458,671)	$1,342,378
Retained earnings	$198,697	$3,458,619	$3,657,316
Total Stockholders' Equity	$5,000,001	$—	$5,000,001

Number of shares subject to possible redemption	7,576,175	(511,763)	7,064,412

Balance Sheet as of September 30, 2020
Warrant Liability	$—	$7,193,012	$7,193,012
Class A common stock subject to possible redemption	76,205,607	(7,193,012)	69,012,595
Class A common stock	48	72	120
Additional paid-in capital	$4,874,909	$(1,418,284)	$3,456,625
Retained earnings	$124,843	$1,418,212	$1,543,055
Total Stockholders' Equity	$5,000,008	$—	$5,000,008

Number of shares subject to possible redemption	7,568,545	(714,391)	6,854,154

Balance Sheet as of December 31, 2020
Warrant Liability	$—	$9,033,095	$9,033,095
Class A common stock subject to possible redemption	75,858,849	(9,033,095)	66,825,754
Class A common stock	52	89	141
Additional paid-in capital	$5,221,663	$421,782	$5,643,445
Retained earnings (Accumulated deficit)	$(221,922)	$(421,871)	$(643,793)
Total Stockholders' Equity	$5,000,001	$—	$5,000,001

Number of shares subject to possible redemption	7,533,916	(897,121)	6,636,795

Statement of Operations for the period ended March 31, 2020
Change in fair value of warrant liabilities	$—	$4,369,637	$4,369,637
Net income	372,169	4,369,637	4,741,806
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,597,922	(907,409)	6,690,513
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,534,578	907,409	3,441,987
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares	$0.04	$1.23	$1.27

Statement of Operations for the period ended June 30, 2020
Change in fair value of warrant liabilities	$—	$3,925,561	$3,925,561
Net income	266,099	3,925,561	4,191,660
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,592,990	(687,575)	6,905,415
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,539,511	687,575	3,227,085
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares	$(0.09)	$1.13	$1.22

Statement of Operations for the period ended September 30, 2020
Change in fair value of warrant liabilities	$—	$1,885,154	$1,885,154
Net income	192,245	1,885,154	2,077,399
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,587,344	(628,543)	6,958,801
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,545,156	628,543	3,173,699
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.12)	$0.47	$0.59

Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	$—	$45,071	$45,071
Net loss	(154,520)	45,071	(109,449)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,582,576	(650,080)	6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.06	$—	$0.06
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,549,822	650,182	3,200,004
Basic and diluted net loss per share, Non-redeemable ordinary shares	(0.25)	0.08	(0.17)

Statement of Cash Flows for the year ended March 31, 2020
Change in fair value of warrant liabilities	$—	$(4,369,637)	$(4,369,637)
Net loss	372,169	4,369,637	4,741,806
Change in value of Class A ordinary shares subject to possible redemption	372,161	4,369,645	4,741,806

Statement of Cash Flows for the year ended June 30, 2020
Change in fair value of warrant liabilities	$—	$(3,925,561)	$(3,925,561)
Net loss	266,099	3,925,561	4,191,660
Change in value of Class A ordinary shares subject to possible redemption	266,099	3,925,561	4,191,660

Statement of Cash Flows for the year ended September 30, 2020
Change in fair value of warrant liabilities	$—	$(1,885,154)	$(1,885,154)
Net loss	192,245	1,885,154	2,077,399
Change in value of Class A ordinary shares subject to possible redemption	192,238	1,885,161	2,077,399

Statement of Cash Flows for the year ended December 31, 2020
Change in fair value of warrant liabilities	$—	$(45,071)	$(45,071)
Net loss	(154,520)	45,071	(109,449)
Change in value of Class A ordinary shares subject to possible redemption	(154,520)	45,071	(109,449)